UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:


/s/ John Hock                     Greenwich, CT              August 14, 2012
-----------------------     --------------------------    ----------------------
   [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            ----
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $5,017,471
                                        (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  -------- ---------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION    MGRS      SOLE    SHARED NONE
--------------                --------------  ---------  -------- ----------  ---  ----  ----------  --------  --------- ------ ----
3SBIO INC                     SPONSORED ADR   88575Y105    1,271      93,100  SH            Sole       None       93,100
ACADIA HEALTHCARE COMPANY IN  COM             00404A109    1,532      87,354  SH            Sole       None       87,354
ADVOCAT INC                   COM             007586100    2,908     443,952  SH            Sole       None      443,952
AGRIUM INC                    COM             008916108  183,387   2,072,874  SH            Sole       None    2,072,874
AKORN INC                     COM             009728106    1,577     100,000  SH            Sole       None      100,000
ALLOS THERAPEUTICS INC        COM             019777101    1,383     772,480  SH            Sole       None      772,480
AOL INC                       COM             00184X105   95,183   3,389,691  SH            Sole       None    3,389,691
AON PLC                       SHS CL A        G0408V102   77,438   1,655,360  SH            Sole       None    1,655,360
APACHE CORP                   COM             037411105   92,785   1,055,689  SH            Sole       None    1,055,689
APOLLO GROUP INC              CL A            037604105   71,909   1,986,982  SH            Sole       None    1,986,982
ARQULE INC                    COM             04269E107    1,316     221,866  SH            Sole       None      221,866
BAKER HUGHES INC              COM             057224107  124,803   3,036,576  SH            Sole       None    3,036,576
BIOMARIN PHARMACEUTICAL INC   COM             09061G101  134,534   3,399,029  SH            Sole       None    3,399,029
BOSTON SCIENTIFIC CORP        COM             101137107    4,421     779,700  SH            Sole       None      779,700
BP PLC                        SPONSORED ADR   055622104  120,406   2,970,059  SH            Sole       None    2,970,059
BROOKDALE SR LIVING INC       COM             112463104    3,193     180,000  SH            Sole       None      180,000
BUNGE LIMITED                 COM             G16962105  109,591   1,746,741  SH            Sole       None    1,746,741
CANADIAN NAT RES LTD          COM             136385101  152,753   5,702,086  SH            Sole       None    5,702,086
CAPITAL SR LIVING CORP        COM             140475104    2,290     216,007  SH            Sole       None      216,007
CELGENE CORP                  COM             151020104    3,850      60,000  SH            Sole       None       60,000
CENOVUS ENERGY INC            COM             15135U109   15,627     491,432  SH            Sole       None      491,432
CISCO SYS INC                 COM             17275R102  107,228   6,245,083  SH            Sole       None    6,245,083
COMCAST CORP NEW              CL A            20030N101   79,334   2,481,499  SH            Sole       None    2,481,499
COVIDIEN PLC                  SHS             G2554F113  252,216   4,714,322  SH            Sole       None    4,714,322
ENCANA CORP                   COM             292505104   33,035   1,585,933  SH            Sole       None    1,585,933
EXELIXIS INC                  COM             30161Q104    1,493     270,000  SH            Sole       None      270,000
EXELON CORP                   COM             30161N101   48,320   1,284,423  SH            Sole       None    1,284,423
FOSTER WHEELER AG             COM             H27178104  122,759   7,110,254  SH            Sole       None    7,110,254
GENERAL ELECTRIC CO           COM             369604103  157,972   7,580,221  SH            Sole       None    7,580,221
GILEAD SCIENCES INC           COM             375558103   51,765   1,009,451  SH            Sole       None    1,009,451
GRIFOLS S A                   SPONSORED ADR   398438309    1,816     189,136  SH            Sole       None      189,136
HEALTHSOUTH CORP              COM NEW         421924309   67,010   2,880,893  SH            Sole       None    2,880,893
HUMAN GENOME SCIENCES INC     COM             444903108      657      50,000  SH            Sole       None       50,000
JUNIPER NETWORKS INC          COM             48203R104   80,447   4,932,365  SH            Sole       None    4,932,365
KINROSS GOLD CORP             COM NO PAR      496902404   71,283   8,746,373  SH            Sole       None    8,746,373
LORILLARD INC                 COM             544147101   84,413     639,738  SH            Sole       None      639,738
MARATHON OIL CORP             COM             565849106      600      23,480  SH            Sole       None       23,480
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   78,603   6,968,395  SH            Sole       None    6,968,395
MEDASSETS INC                 COM             584045108    1,480     110,000  SH            Sole       None      110,000
MERCK & CO INC NEW            COM             58933Y105  200,435   4,800,848  SH            Sole       None    4,800,848
MOLSON COORS BREWING CO       CL B            60871R209   66,508   1,598,374  SH            Sole       None    1,598,374
NEWMONT MINING CORP           COM             651639106   66,446   1,369,733  SH            Sole       None    1,369,733
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103  127,562   3,921,362  SH            Sole       None    3,921,362
NOBLE ENERGY INC              COM             655044105      621       7,318  SH            Sole       None        7,318
ONYX PHARMACEUTICALS INC      COM             683399109    5,981      90,000  SH            Sole       None       90,000
OPTIMER PHARMACEUTICALS INC   COM             68401H104      773      50,000  SH            Sole       None       50,000
ORACLE CORP                   COM             68389X105  143,673   4,837,470  SH            Sole       None    4,837,470
PEPSICO INC                   COM             713448108  130,389   1,845,305  SH            Sole       None    1,845,305
PHILIP MORRIS INTL INC        COM             718172109  136,840   1,568,189  SH            Sole       None    1,568,189
PRINCIPAL FINL GROUP INC      COM             74251V102   94,900   3,617,986  SH            Sole       None    3,617,986
PRUDENTIAL FINL INC           COM             744320102  132,832   2,742,772  SH            Sole       None    2,742,772
PUBLIC SVC ENTERPRISE GROUP   COM             744573106   79,584   2,448,726  SH            Sole       None    2,448,726
RIGEL PHARMACEUTICALS INC     COM NEW         766559603      372      40,000  SH            Sole       None       40,000
RITE AID CORP                 COM             767754104    2,111   1,507,500  SH            Sole       None    1,507,500
SCHLUMBERGER LTD              COM             806857108   78,393   1,207,717  SH            Sole       None    1,207,717
SEATTLE GENETICS INC          COM             812578102    2,158      85,000  SH            Sole       None       85,000
STATE STR CORP                COM             857477103  117,758   2,637,953  SH            Sole       None    2,637,953
TALISMAN ENERGY INC           COM             87425E103  177,735  15,509,183  SH            Sole       None   15,509,183
TARGET CORP                   COM             87612E106   91,876   1,578,905  SH            Sole       None    1,578,905
THERMO FISHER SCIENTIFIC INC  COM             883556102    3,115      60,000  SH            Sole       None       60,000
TIME WARNER INC               COM NEW         887317303  170,194   4,420,619  SH            Sole       None    4,420,619
TORCHMARK CORP                COM             891027104  100,060   1,979,425  SH            Sole       None    1,979,425
UBS AG                        SHS NEW         H89231338   35,067   2,994,649  SH            Sole       None    2,994,649
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209  177,635   6,303,585  SH            Sole       None    6,303,585
WAL-MART STORES INC           COM             931142103  163,316   2,342,453  SH            Sole       None    2,342,453
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105  249,750   6,844,340  SH            Sole       None    6,844,340
XENOPORT INC                  COM             98411C100    1,718     284,400  SH            Sole       None      284,400
YAMANA GOLD INC               COM             98462Y100   15,253     990,459  SH            Sole       None      990,459
ZIMMER HLDGS INC              COM             98956P102    1,834      28,498  SH            Sole       None       28,498



SK 03716 0007 1305063